Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Index 500 Portfolio

March 31, 2019

VIPIDX-QTLY-0519
1.799879.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,510,105	$78,716,893
CenturyLink, Inc.	327,686	3,928,955
Verizon Communications, Inc.	1,423,799	84,189,235
		166,835,083
Entertainment - 1.8%
Activision Blizzard, Inc.	263,200	11,983,496
Electronic Arts, Inc. (a)	103,234	10,491,671
Netflix, Inc. (a)	150,443	53,641,956
Take-Two Interactive Software, Inc. (a)	38,993	3,679,769
The Walt Disney Co.	601,737	66,810,859
Viacom, Inc. Class B (non-vtg.)	121,856	3,420,498
		150,028,249
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A (a)	103,153	121,399,734
Class C (a)	105,915	124,271,129
Facebook, Inc. Class A (a)	822,001	137,019,347
TripAdvisor, Inc. (a)	35,414	1,822,050
Twitter, Inc. (a)	251,019	8,253,505
		392,765,765
Media - 1.4%
CBS Corp. Class B	119,801	5,694,142
Charter Communications, Inc. Class A (a)	59,792	20,742,443
Comcast Corp. Class A	1,556,290	62,220,474
Discovery Communications, Inc.:
Class A (a)(b)	54,111	1,462,079
Class C (non-vtg.) (a)	124,196	3,157,062
DISH Network Corp. Class A (a)	79,063	2,505,506
Fox Corp.:
Class A (a)	121,567	4,462,725
Class B (a)	55,948	2,007,414
Interpublic Group of Companies, Inc.	132,632	2,786,598
News Corp.:
Class A	132,762	1,651,559
Class B	42,661	532,836
Omnicom Group, Inc.	77,079	5,625,996
		112,848,834

TOTAL COMMUNICATION SERVICES		822,477,931

CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.1%
Aptiv PLC	89,602	7,122,463
BorgWarner, Inc.	71,569	2,748,965
		9,871,428
Automobiles - 0.4%
Ford Motor Co.	1,346,504	11,822,305
General Motors Co.	451,678	16,757,254
Harley-Davidson, Inc. (b)	54,975	1,960,409
		30,539,968
Distributors - 0.1%
Genuine Parts Co.	50,289	5,633,877
LKQ Corp. (a)	108,464	3,078,208
		8,712,085
Diversified Consumer Services - 0.0%
H&R Block, Inc. (b)	70,820	1,695,431
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	137,971	6,997,889
Chipotle Mexican Grill, Inc. (a)	8,386	5,956,660
Darden Restaurants, Inc.	42,559	5,169,642
Hilton Worldwide Holdings, Inc.	100,908	8,386,464
Marriott International, Inc. Class A	97,145	12,151,868
McDonald's Corp.	263,711	50,078,719
MGM Mirage, Inc.	175,759	4,509,976
Norwegian Cruise Line Holdings Ltd. (a)	74,998	4,121,890
Royal Caribbean Cruises Ltd.	59,106	6,774,730
Starbucks Corp.	428,517	31,855,954
Wynn Resorts Ltd.	33,380	3,982,902
Yum! Brands, Inc.	105,583	10,538,239
		150,524,933
Household Durables - 0.3%
D.R. Horton, Inc.	117,092	4,845,267
Garmin Ltd.	41,781	3,607,789
Leggett & Platt, Inc.	45,165	1,906,866
Lennar Corp. Class A	98,532	4,836,936
Mohawk Industries, Inc. (a)	21,178	2,671,605
Newell Brands, Inc. (b)	134,033	2,056,066
PulteGroup, Inc.	87,857	2,456,482
Whirlpool Corp.	21,922	2,913,215
		25,294,226
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	142,176	253,179,912
eBay, Inc.	296,332	11,005,770
Expedia, Inc.	40,288	4,794,272
The Booking Holdings, Inc. (a)	15,511	27,065,299
		296,045,253
Leisure Products - 0.1%
Hasbro, Inc. (b)	39,893	3,391,703
Mattel, Inc. (a)(b)	119,016	1,547,208
		4,938,911
Multiline Retail - 0.5%
Dollar General Corp.	90,584	10,806,671
Dollar Tree, Inc. (a)	81,999	8,613,175
Kohl's Corp.	56,900	3,913,013
Macy's, Inc.	105,957	2,546,147
Nordstrom, Inc.	36,929	1,638,909
Target Corp.	179,813	14,431,791
		41,949,706
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	24,696	4,211,409
AutoZone, Inc. (a)	8,600	8,807,432
Best Buy Co., Inc.	80,672	5,732,552
CarMax, Inc. (a)(b)	58,608	4,090,838
Foot Locker, Inc.	38,899	2,357,279
Gap, Inc. (b)	73,603	1,926,927
Home Depot, Inc.	389,209	74,685,315
L Brands, Inc.	78,685	2,170,132
Lowe's Companies, Inc.	276,006	30,214,377
O'Reilly Automotive, Inc. (a)	27,006	10,486,430
Ross Stores, Inc.	127,697	11,888,591
Tiffany & Co., Inc.	37,383	3,945,776
TJX Companies, Inc.	426,424	22,690,021
Tractor Supply Co.	41,791	4,085,488
Ulta Beauty, Inc. (a)	19,415	6,770,593
		194,063,160
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	52,592	2,406,084
Hanesbrands, Inc. (b)	124,538	2,226,739
NIKE, Inc. Class B	433,745	36,525,666
PVH Corp.	26,097	3,182,529
Ralph Lauren Corp.	18,174	2,356,804
Tapestry, Inc.	99,920	3,246,401
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	64,709	1,367,948
Class C (non-vtg.) (a)(b)	66,343	1,251,892
VF Corp.	111,780	9,714,800
		62,278,863

TOTAL CONSUMER DISCRETIONARY		825,913,964

CONSUMER STAPLES - 7.2%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	57,301	3,024,347
Constellation Brands, Inc. Class A (sub. vtg.)	57,388	10,061,838
Molson Coors Brewing Co. Class B	64,663	3,857,148
Monster Beverage Corp. (a)	134,753	7,354,819
PepsiCo, Inc.	484,023	59,317,019
The Coca-Cola Co.	1,325,867	62,130,128
		145,745,299
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	151,783	36,752,736
Kroger Co.	274,884	6,762,146
Sysco Corp.	162,773	10,866,725
Walgreens Boots Alliance, Inc.	276,327	17,483,209
Walmart, Inc.	490,533	47,841,683
		119,706,499
Food Products - 1.1%
Archer Daniels Midland Co.	192,994	8,323,831
Campbell Soup Co. (b)	66,386	2,531,298
Conagra Brands, Inc.	167,331	4,641,762
General Mills, Inc.	205,626	10,641,146
Hormel Foods Corp. (b)	93,947	4,205,068
Kellogg Co.	86,504	4,963,600
Lamb Weston Holdings, Inc.	50,478	3,782,821
McCormick & Co., Inc. (non-vtg.) (b)	42,247	6,363,666
Mondelez International, Inc.	497,628	24,841,590
The Hershey Co.	47,907	5,501,161
The J.M. Smucker Co. (b)	39,198	4,566,567
The Kraft Heinz Co.	214,297	6,996,797
Tyson Foods, Inc. Class A	101,739	7,063,739
		94,423,046
Household Products - 1.7%
Church & Dwight Co., Inc.	84,732	6,035,460
Clorox Co.	44,163	7,086,395
Colgate-Palmolive Co.	296,914	20,350,486
Kimberly-Clark Corp.	118,683	14,704,824
Procter & Gamble Co.	861,988	89,689,851
		137,867,016
Personal Products - 0.2%
Coty, Inc. Class A (b)	155,319	1,786,169
Estee Lauder Companies, Inc. Class A	75,206	12,450,353
		14,236,522
Tobacco - 1.0%
Altria Group, Inc.	645,886	37,093,233
Philip Morris International, Inc.	535,654	47,346,457
		84,439,690

TOTAL CONSUMER STAPLES		596,418,072

ENERGY - 5.4%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	176,902	4,903,723
Halliburton Co.	300,659	8,809,309
Helmerich & Payne, Inc.	37,698	2,094,501
National Oilwell Varco, Inc.	132,122	3,519,730
Schlumberger Ltd.	477,575	20,807,943
TechnipFMC PLC	146,609	3,448,244
		43,583,450
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	172,142	7,829,018
Apache Corp. (b)	129,356	4,483,479
Cabot Oil & Gas Corp.	145,883	3,807,546
Chevron Corp.	654,718	80,648,163
Cimarex Energy Co.	34,959	2,443,634
Concho Resources, Inc.	69,120	7,669,555
ConocoPhillips Co.	390,890	26,087,999
Devon Energy Corp.	151,028	4,766,444
Diamondback Energy, Inc.	53,244	5,405,863
EOG Resources, Inc.	199,873	19,023,912
Exxon Mobil Corp.	1,459,974	117,965,899
Hess Corp.	87,711	5,282,834
HollyFrontier Corp.	54,135	2,667,231
Kinder Morgan, Inc.	670,804	13,422,788
Marathon Oil Corp.	282,038	4,712,855
Marathon Petroleum Corp.	232,114	13,892,023
Noble Energy, Inc.	166,632	4,120,809
Occidental Petroleum Corp.	258,276	17,097,871
ONEOK, Inc.	141,832	9,905,547
Phillips 66 Co.	144,557	13,757,490
Pioneer Natural Resources Co.	58,017	8,834,829
The Williams Companies, Inc.	417,277	11,984,195
Valero Energy Corp.	143,901	12,207,122
		398,017,106

TOTAL ENERGY		441,600,556

FINANCIALS - 12.5%
Banks - 5.3%
Bank of America Corp.	3,095,216	85,397,009
BB&T Corp.	263,138	12,243,811
Citigroup, Inc.	810,281	50,415,684
Citizens Financial Group, Inc.	158,640	5,155,800
Comerica, Inc.	54,789	4,017,129
Fifth Third Bancorp	265,241	6,689,378
First Republic Bank	56,780	5,704,119
Huntington Bancshares, Inc.	360,708	4,573,777
JPMorgan Chase & Co.	1,128,229	114,210,622
KeyCorp	347,606	5,474,795
M&T Bank Corp.	47,733	7,495,036
Peoples United Financial, Inc. (b)	135,486	2,227,390
PNC Financial Services Group, Inc.	156,305	19,172,371
Regions Financial Corp.	350,683	4,962,164
SunTrust Banks, Inc.	152,736	9,049,608
SVB Financial Group (a)	18,135	4,032,499
U.S. Bancorp	518,446	24,983,913
Wells Fargo & Co.	1,410,865	68,172,997
Zions Bancorporation	64,146	2,912,870
		436,890,972
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	17,935	1,921,018
Ameriprise Financial, Inc.	46,689	5,980,861
Bank of New York Mellon Corp.	302,696	15,264,959
BlackRock, Inc. Class A	41,929	17,919,197
Brighthouse Financial, Inc. (a)	40,202	1,458,931
Cboe Global Markets, Inc.	38,663	3,689,997
Charles Schwab Corp.	408,764	17,478,749
CME Group, Inc.	123,280	20,289,422
E*TRADE Financial Corp.	84,874	3,940,700
Franklin Resources, Inc.	101,828	3,374,580
Goldman Sachs Group, Inc.	118,016	22,657,892
IntercontinentalExchange, Inc.	195,892	14,915,217
Invesco Ltd.	136,822	2,642,033
Moody's Corp.	57,259	10,369,032
Morgan Stanley	447,495	18,884,289
MSCI, Inc.	29,056	5,777,495
Northern Trust Corp.	75,260	6,804,257
Raymond James Financial, Inc.	43,738	3,516,973
S&P Global, Inc.	85,662	18,036,134
State Street Corp.	130,477	8,586,691
T. Rowe Price Group, Inc.	81,411	8,150,869
The NASDAQ OMX Group, Inc.	39,900	3,490,851
		215,150,147
Consumer Finance - 0.7%
American Express Co.	238,297	26,045,862
Capital One Financial Corp.	161,221	13,170,143
Discover Financial Services	113,154	8,052,039
Synchrony Financial	225,034	7,178,585
		54,446,629
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	670,050	134,606,345
Jefferies Financial Group, Inc.	90,622	1,702,787
		136,309,132
Insurance - 2.3%
AFLAC, Inc.	258,548	12,927,400
Allstate Corp.	114,387	10,772,968
American International Group, Inc.	299,605	12,900,991
Aon PLC	82,699	14,116,719
Arthur J. Gallagher & Co.	63,423	4,953,336
Assurant, Inc.	21,259	2,017,692
Chubb Ltd.	157,948	22,125,356
Cincinnati Financial Corp.	52,215	4,485,269
Everest Re Group Ltd.	14,015	3,026,679
Hartford Financial Services Group, Inc.	123,865	6,158,568
Lincoln National Corp.	70,395	4,132,187
Loews Corp.	94,395	4,524,352
Marsh & McLennan Companies, Inc.	174,049	16,343,201
MetLife, Inc.	329,854	14,041,885
Principal Financial Group, Inc.	89,188	4,476,346
Progressive Corp.	201,197	14,504,292
Prudential Financial, Inc.	140,932	12,948,832
The Travelers Companies, Inc.	90,759	12,448,504
Torchmark Corp.	34,946	2,863,825
Unum Group	73,955	2,501,898
Willis Group Holdings PLC	44,486	7,813,966
		190,084,266

TOTAL FINANCIALS		1,032,881,146

HEALTH CARE - 14.4%
Biotechnology - 2.3%
AbbVie, Inc.	508,280	40,962,285
Alexion Pharmaceuticals, Inc. (a)	77,003	10,409,266
Amgen, Inc.	214,423	40,736,082
Biogen, Inc. (a)	67,782	16,022,309
Celgene Corp. (a)	242,016	22,831,789
Gilead Sciences, Inc.	439,512	28,572,675
Incyte Corp. (a)	61,217	5,265,274
Regeneron Pharmaceuticals, Inc. (a)	27,007	11,089,614
Vertex Pharmaceuticals, Inc. (a)	88,094	16,204,891
		192,094,185
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	605,192	48,379,048
Abiomed, Inc. (a)	15,535	4,436,641
Align Technology, Inc. (a)	25,080	7,130,996
Baxter International, Inc.	164,247	13,354,924
Becton, Dickinson & Co.	92,713	23,153,217
Boston Scientific Corp. (a)	477,571	18,329,175
Danaher Corp.	216,497	28,581,934
Dentsply Sirona, Inc.	76,685	3,802,809
Edwards Lifesciences Corp. (a)	71,591	13,697,506
Hologic, Inc. (a)	92,275	4,466,110
IDEXX Laboratories, Inc. (a)	29,636	6,626,610
Intuitive Surgical, Inc. (a)	39,450	22,509,381
Medtronic PLC	462,130	42,090,800
ResMed, Inc.	49,378	5,133,831
Stryker Corp.	106,582	21,052,077
Teleflex, Inc.	15,858	4,791,653
The Cooper Companies, Inc.	17,001	5,035,186
Varian Medical Systems, Inc. (a)	31,280	4,433,002
Zimmer Biomet Holdings, Inc.	70,443	8,995,571
		286,000,471
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	53,826	4,280,244
Anthem, Inc.	88,560	25,414,949
Cardinal Health, Inc.	102,690	4,944,524
Centene Corp. (a)	142,369	7,559,794
Cigna Corp.	130,960	21,060,987
CVS Health Corp.	446,945	24,103,744
DaVita HealthCare Partners, Inc. (a)	43,577	2,365,795
HCA Holdings, Inc.	92,021	11,997,698
Henry Schein, Inc. (a)	52,171	3,135,999
Humana, Inc.	46,713	12,425,658
Laboratory Corp. of America Holdings (a)	33,975	5,197,496
McKesson Corp.	66,098	7,737,432
Quest Diagnostics, Inc.	46,263	4,159,969
UnitedHealth Group, Inc.	330,636	81,753,057
Universal Health Services, Inc. Class B	28,781	3,850,034
Wellcare Health Plans, Inc. (a)	17,226	4,646,714
		224,634,094
Health Care Technology - 0.1%
Cerner Corp. (a)	111,768	6,394,247
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	109,444	8,797,109
Illumina, Inc. (a)	50,653	15,737,381
IQVIA Holdings, Inc. (a)	54,525	7,843,421
Mettler-Toledo International, Inc. (a)	8,544	6,177,312
PerkinElmer, Inc.	38,179	3,678,928
Thermo Fisher Scientific, Inc.	138,719	37,970,165
Waters Corp. (a)	24,641	6,202,386
		86,406,702
Pharmaceuticals - 4.7%
Allergan PLC	107,735	15,773,481
Bristol-Myers Squibb Co.	562,583	26,840,835
Eli Lilly & Co.	297,611	38,618,003
Johnson & Johnson	917,657	128,279,272
Merck & Co., Inc.	889,430	73,973,893
Mylan NV (a)	177,675	5,035,310
Nektar Therapeutics (a)	59,992	2,015,731
Perrigo Co. PLC	43,073	2,074,396
Pfizer, Inc.	1,913,026	81,246,214
Zoetis, Inc. Class A	164,974	16,607,933
		390,465,068

TOTAL HEALTH CARE		1,185,994,767

INDUSTRIALS - 9.4%
Aerospace & Defense - 2.5%
Arconic, Inc.	148,718	2,842,001
General Dynamics Corp.	93,360	15,803,981
Harris Corp.	40,647	6,491,732
Huntington Ingalls Industries, Inc.	14,310	2,965,032
L3 Technologies, Inc.	27,331	5,640,298
Lockheed Martin Corp.	84,708	25,425,953
Northrop Grumman Corp.	58,488	15,768,365
Raytheon Co.	97,254	17,708,008
Textron, Inc.	80,865	4,096,621
The Boeing Co.	181,053	69,057,235
TransDigm Group, Inc. (a)	16,769	7,612,958
United Technologies Corp.	279,312	36,000,524
		209,412,708
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	47,157	4,102,187
Expeditors International of Washington, Inc.	59,153	4,489,713
FedEx Corp.	82,754	15,012,403
United Parcel Service, Inc. Class B	239,822	26,797,710
		50,402,013
Airlines - 0.4%
Alaska Air Group, Inc.	42,423	2,380,779
American Airlines Group, Inc.	137,714	4,373,797
Delta Air Lines, Inc.	212,895	10,996,027
Southwest Airlines Co.	171,400	8,897,374
United Continental Holdings, Inc. (a)	77,203	6,159,255
		32,807,232
Building Products - 0.3%
A.O. Smith Corp.	48,862	2,605,322
Allegion PLC	32,548	2,952,429
Fortune Brands Home & Security, Inc.	48,430	2,305,752
Johnson Controls International PLC	314,500	11,617,630
Masco Corp.	101,475	3,988,982
		23,470,115
Commercial Services & Supplies - 0.4%
Cintas Corp.	29,179	5,897,368
Copart, Inc. (a)	69,199	4,192,767
Republic Services, Inc.	74,250	5,968,215
Rollins, Inc.	50,787	2,113,755
Waste Management, Inc.	134,343	13,959,581
		32,131,686
Construction & Engineering - 0.1%
Fluor Corp.	48,096	1,769,933
Jacobs Engineering Group, Inc.	40,383	3,036,398
Quanta Services, Inc.	48,708	1,838,240
		6,644,571
Electrical Equipment - 0.6%
AMETEK, Inc.	78,265	6,493,647
Eaton Corp. PLC	145,963	11,758,779
Emerson Electric Co.	211,784	14,500,850
Fortive Corp.	101,469	8,512,234
Rockwell Automation, Inc.	41,192	7,227,548
		48,493,058
Industrial Conglomerates - 1.5%
3M Co.	198,408	41,225,214
General Electric Co.	2,999,573	29,965,734
Honeywell International, Inc.	251,226	39,924,836
Roper Technologies, Inc.	35,701	12,208,671
		123,324,455
Machinery - 1.5%
Caterpillar, Inc.	198,319	26,870,241
Cummins, Inc.	49,878	7,874,240
Deere & Co.	109,746	17,541,801
Dover Corp.	49,943	4,684,653
Flowserve Corp. (b)	45,134	2,037,349
Illinois Tool Works, Inc.	104,014	14,929,129
Ingersoll-Rand PLC	83,446	9,007,996
PACCAR, Inc.	119,471	8,140,754
Parker Hannifin Corp.	44,576	7,650,133
Pentair PLC	54,324	2,417,961
Snap-On, Inc. (b)	19,164	2,999,549
Stanley Black & Decker, Inc.	52,154	7,101,810
Wabtec Corp. (b)	48,124	3,547,701
Xylem, Inc.	61,870	4,890,205
		119,693,522
Professional Services - 0.3%
Equifax, Inc.	41,591	4,928,534
IHS Markit Ltd. (a)	125,240	6,810,551
Nielsen Holdings PLC	122,479	2,899,078
Robert Half International, Inc.	41,032	2,673,645
Verisk Analytics, Inc.	56,341	7,493,353
		24,805,161
Road & Rail - 1.0%
CSX Corp.	266,995	19,976,566
J.B. Hunt Transport Services, Inc.	29,975	3,036,168
Kansas City Southern	34,782	4,034,016
Norfolk Southern Corp.	92,159	17,223,596
Union Pacific Corp.	249,088	41,647,514
		85,917,860
Trading Companies & Distributors - 0.2%
Fastenal Co.	98,603	6,341,159
United Rentals, Inc. (a)	27,425	3,133,306
W.W. Grainger, Inc.	15,541	4,676,753
		14,151,218

TOTAL INDUSTRIALS		771,253,599

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	18,005	5,661,852
Cisco Systems, Inc.	1,516,839	81,894,138
F5 Networks, Inc. (a)	20,482	3,214,240
Juniper Networks, Inc.	119,886	3,173,382
Motorola Solutions, Inc.	56,466	7,928,956
		101,872,568
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	102,714	9,700,310
Corning, Inc.	271,100	8,973,410
FLIR Systems, Inc.	46,679	2,220,987
IPG Photonics Corp. (a)	12,227	1,855,814
Keysight Technologies, Inc. (a)	64,693	5,641,230
TE Connectivity Ltd.	116,761	9,428,451
		37,820,202
IT Services - 5.1%
Accenture PLC Class A	219,650	38,662,793
Akamai Technologies, Inc. (a)	56,239	4,032,899
Alliance Data Systems Corp.	15,705	2,748,061
Automatic Data Processing, Inc.	150,108	23,978,252
Broadridge Financial Solutions, Inc.	39,861	4,133,187
Cognizant Technology Solutions Corp. Class A	198,166	14,357,127
DXC Technology Co.	92,440	5,944,816
Fidelity National Information Services, Inc.	111,271	12,584,750
Fiserv, Inc. (a)	134,932	11,911,797
FleetCor Technologies, Inc. (a)	29,584	7,295,119
Gartner, Inc. (a)	30,913	4,688,884
Global Payments, Inc.	54,306	7,413,855
IBM Corp.	306,628	43,265,211
Jack Henry & Associates, Inc.	26,594	3,689,652
MasterCard, Inc. Class A	311,041	73,234,603
Paychex, Inc.	110,121	8,831,704
PayPal Holdings, Inc. (a)	404,261	41,978,462
The Western Union Co.	150,198	2,774,157
Total System Services, Inc.	56,084	5,328,541
VeriSign, Inc. (a)	36,301	6,590,810
Visa, Inc. Class A	603,071	94,193,659
		417,638,339
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	303,577	7,747,285
Analog Devices, Inc.	126,912	13,360,026
Applied Materials, Inc.	327,139	12,974,333
Broadcom, Inc.	136,489	41,043,607
Intel Corp.	1,549,564	83,211,587
KLA-Tencor Corp.	56,925	6,797,414
Lam Research Corp.	52,580	9,412,346
Maxim Integrated Products, Inc.	94,207	5,008,986
Microchip Technology, Inc. (b)	81,654	6,774,016
Micron Technology, Inc. (a)	386,287	15,965,242
NVIDIA Corp.	208,814	37,494,642
Qorvo, Inc. (a)	42,310	3,034,896
Qualcomm, Inc.	417,044	23,784,019
Skyworks Solutions, Inc.	59,979	4,947,068
Texas Instruments, Inc.	323,381	34,301,023
Xilinx, Inc.	87,235	11,060,526
		316,917,016
Software - 6.3%
Adobe, Inc. (a)	168,059	44,786,043
ANSYS, Inc. (a)	28,866	5,274,107
Autodesk, Inc. (a)	75,465	11,758,956
Cadence Design Systems, Inc. (a)	96,614	6,135,955
Citrix Systems, Inc.	43,120	4,297,339
Fortinet, Inc. (a)	49,977	4,196,569
Intuit, Inc.	89,271	23,336,332
Microsoft Corp.	2,643,670	311,794,436
Oracle Corp.	878,028	47,158,884
Red Hat, Inc. (a)	60,907	11,127,709
Salesforce.com, Inc. (a)	263,602	41,746,649
Symantec Corp.	220,260	5,063,777
Synopsys, Inc. (a)	51,575	5,938,861
		522,615,617
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,543,540	293,195,423
Hewlett Packard Enterprise Co.	474,470	7,321,072
HP, Inc.	528,410	10,267,006
NetApp, Inc.	85,102	5,900,973
Seagate Technology LLC	88,344	4,230,794
Western Digital Corp.	100,221	4,816,621
Xerox Corp.	68,868	2,202,399
		327,934,288

TOTAL INFORMATION TECHNOLOGY		1,724,798,030

MATERIALS - 2.6%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	75,679	14,451,662
Albemarle Corp. U.S. (b)	36,440	2,987,351
Celanese Corp. Class A	44,140	4,352,645
CF Industries Holdings, Inc.	76,804	3,139,748
DowDuPont, Inc.	776,940	41,418,671
Eastman Chemical Co.	48,164	3,654,684
Ecolab, Inc.	87,285	15,409,294
FMC Corp.	46,400	3,564,448
International Flavors & Fragrances, Inc. (b)	34,906	4,495,544
Linde PLC	189,881	33,405,764
LyondellBasell Industries NV Class A	104,872	8,817,638
PPG Industries, Inc.	81,286	9,174,751
Sherwin-Williams Co.	28,115	12,109,412
The Mosaic Co.	122,198	3,337,227
		160,318,839
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21,512	4,327,784
Vulcan Materials Co.	45,426	5,378,438
		9,706,222
Containers & Packaging - 0.3%
Avery Dennison Corp.	28,937	3,269,881
Ball Corp.	115,205	6,665,761
International Paper Co.	137,912	6,381,188
Packaging Corp. of America	32,561	3,235,912
Sealed Air Corp.	53,628	2,470,106
WestRock Co.	87,996	3,374,647
		25,397,495
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	499,304	6,436,029
Newmont Mining Corp.	183,543	6,565,333
Nucor Corp.	105,228	6,140,054
		19,141,416

TOTAL MATERIALS		214,563,972

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	38,843	5,537,458
American Tower Corp.	152,006	29,954,302
Apartment Investment & Management Co. Class A	53,613	2,696,198
AvalonBay Communities, Inc.	47,727	9,580,241
Boston Properties, Inc.	53,240	7,127,771
Crown Castle International Corp.	143,196	18,329,088
Digital Realty Trust, Inc.	71,612	8,521,828
Duke Realty Corp.	123,787	3,785,406
Equinix, Inc.	28,710	13,010,224
Equity Residential (SBI)	127,471	9,601,116
Essex Property Trust, Inc.	22,636	6,547,237
Extra Space Storage, Inc.	43,865	4,470,282
Federal Realty Investment Trust (SBI)	25,625	3,532,406
HCP, Inc.	164,629	5,152,888
Host Hotels & Resorts, Inc.	255,150	4,822,335
Iron Mountain, Inc. (b)	98,675	3,499,016
Kimco Realty Corp.	145,201	2,686,219
Mid-America Apartment Communities, Inc.	39,243	4,290,437
Prologis, Inc.	217,204	15,627,828
Public Storage	51,711	11,261,622
Realty Income Corp.	104,680	7,700,261
Regency Centers Corp.	57,719	3,895,455
SBA Communications Corp. Class A (a)	38,795	7,745,810
Simon Property Group, Inc.	106,461	19,398,259
SL Green Realty Corp.	28,835	2,592,843
The Macerich Co.	36,480	1,581,408
UDR, Inc.	94,969	4,317,291
Ventas, Inc.	122,733	7,831,593
Vornado Realty Trust	59,745	4,029,203
Welltower, Inc.	133,131	10,330,966
Weyerhaeuser Co.	257,236	6,775,596
		246,232,587
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	107,620	5,321,809

TOTAL REAL ESTATE		251,554,396

UTILITIES - 3.3%
Electric Utilities - 2.0%
Alliant Energy Corp.	81,346	3,833,837
American Electric Power Co., Inc.	169,976	14,235,490
Duke Energy Corp.	250,511	22,545,990
Edison International	112,267	6,951,573
Entergy Corp.	65,325	6,247,030
Evergy, Inc.	87,740	5,093,307
Eversource Energy	109,224	7,749,443
Exelon Corp.	334,152	16,751,040
FirstEnergy Corp.	173,544	7,221,166
NextEra Energy, Inc.	164,766	31,852,563
Pinnacle West Capital Corp.	38,643	3,693,498
PPL Corp.	248,419	7,884,819
Southern Co.	356,487	18,423,248
Xcel Energy, Inc.	177,185	9,959,569
		162,442,573
Gas Utilities - 0.0%
Atmos Energy Corp.	40,278	4,145,815
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	96,825	4,113,126
The AES Corp.	228,212	4,126,073
		8,239,199
Multi-Utilities - 1.1%
Ameren Corp.	84,297	6,200,044
CenterPoint Energy, Inc.	172,699	5,301,859
CMS Energy Corp.	97,654	5,423,703
Consolidated Edison, Inc.	110,636	9,383,039
Dominion Resources, Inc.	275,426	21,114,157
DTE Energy Co.	62,687	7,819,576
NiSource, Inc.	128,353	3,678,597
Public Service Enterprise Group, Inc.	174,166	10,347,202
Sempra Energy	94,428	11,884,708
WEC Energy Group, Inc.	108,699	8,595,917
		89,748,802
Water Utilities - 0.1%
American Water Works Co., Inc.	62,283	6,493,626

TOTAL UTILITIES		271,070,015

TOTAL COMMON STOCKS
(Cost $3,915,451,523)		8,138,526,448

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.48% (c)	76,788,907	76,804,264
Fidelity Securities Lending Cash Central Fund 2.48% (c)(d)	56,844,721	56,850,405
TOTAL MONEY MARKET FUNDS
(Cost $133,648,590)		133,654,669
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $4,049,100,113)		8,272,181,117
NET OTHER ASSETS (LIABILITIES) - (0.4)%(e)		(36,150,940)
NET ASSETS - 100%		$8,236,030,177

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	683	June 2019	$96,910,870	$2,633,367	$2,633,367

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $3,774,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$556,801
Fidelity Securities Lending Cash Central Fund	18,161
Total	$574,962

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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